Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,818,650
Total Fee Amount	4,533
Total Offset Amount	0
Net Fee	$ 4,533
Offset Table N/A	N/A